                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-21133



                           Clarion Investment Trust
              (Exact name of registrant as specified in charter)


                      230 Park Avenue, New York, NY 10169
              (Address of principal executive offices) (Zip code)


                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2008


Date of reporting period: January 31, 2008

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

   Attached hereto.

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

                                                                                  Principal
                                                                                   Amount           Value
                                                                                 ----------- -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES
  (64.66%)
CS First Boston Mortgage Securities Corp.............. 6.000% due 07/15/2035 (a) $ 4,479,000 $ 3,622,951 (c)
Bear Stearns Commercial Mortgage Securities........... 4.740% due 03/13/2040       3,000,000   2,991,039
LB UBS Commercial Mortgage Trust...................... 5.077% due 07/15/2037 (a)   3,618,000   2,611,704 (d)
Wachovia Bank Commercial Mortgage Trust............... 5.367% due 10/15/2035 (a)   3,500,000   2,573,652 (d)
CS First Boston Mortgage Securities Corp.............. 4.947% due 12/15/2040 (a)   4,500,000   2,563,155
Wachovia Bank Commercial Mortgage Trust............... 4.932% due 04/15/2035 (a)   3,020,000   2,293,110 (d)
LB UBS Commercial Mortgage Trust...................... 6.462% due 03/15/2031       2,000,000   2,132,420
GE Capital Commercial Mortgage Corp................... 6.554% due 12/10/2035       2,000,000   2,060,734 (d)
Banc of America Commercial Mortgage, Inc.............. 5.155% due 07/10/2045       2,000,000   2,042,480
J.P. Morgan Chase Commercial Mortgage Securities Corp. 6.059% due 2/15/2051        2,382,000   2,020,053 (d)
Citigroup Commercial Mortgage Trust................... 5.700% due 12/10/2049       2,000,000   2,012,800
CS First Boston Mortgage Securities Corp.............. 5.226% due 12/15/2036 (a)   3,000,000   1,995,396 (d)
GS Mortgage Securities Corp. II....................... 4.845% due 10/10/2028 (a)   2,000,000   1,814,688
Wachovia Bank Commercial Mortgage Trust............... 5.436% due 10/15/2017 (a)   2,000,000   1,800,383 (d)
GE Capital Commercial Mortgage Corp................... 5.334% due 11/10/2045       2,000,000   1,725,374 (d)
Ansonia CDO Ltd....................................... 5.439% due 10/25/2056 (a)   2,500,000   1,721,905 (c),(d)
GS Mortgage Securities Corp. II....................... 5.572% due 12/20/2049 (a)   2,000,000   1,721,208 (d)
Credit Suisse Mortgage Capital Certificates........... 5.192% due 01/15/2049 (a)   4,000,000   1,663,552 (d)
Wachovia Bank Commercial Mortgage Trust............... 5.233% due 07/15/2041 (a)   2,000,000   1,609,300 (d)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.036% due 01/15/2042 (a)   2,074,000   1,595,539 (d)
GE Capital Commercial Mortgage Corp................... 5.793% due 12/10/2049 (a)   3,000,000   1,546,248 (d)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.465% due 06/12/2041 (a)   2,000,000   1,528,186 (d)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.294% due 01/12/2043       1,500,000   1,493,797 (d)
Banc of America Commercial Mortgage, Inc.............. 6.349% due 06/11/2035       1,450,000   1,483,689 (d)
CS First Boston Mortgage Securities Corp.............. 5.600% due 07/15/2036 (a)   2,000,000   1,420,008 (d)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.581% due 05/15/2045 (a)   2,000,000   1,365,704 (d)
American Home Mortgage Assets......................... 3.766% due 03/25/2047       3,000,000   1,350,000 (c)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 0.975% due 01/15/2038 (a)  59,922,798   1,322,496 (d)
GS Mortgage Securities Corp. II....................... 5.232% due 04/10/2038 (a)   2,500,000   1,317,852 (d)
Greenwich Capital Commercial Funding Corp............. 5.771% due 03/17/2051 (a)   1,500,000   1,285,737 (d)
BXG Receivables Note Trust............................ 4.445% due 07/01/2019 (a)     988,878     975,034 (d)
Banc of America Commercial Mortgage, Inc.............. 0.608% due 02/01/2051 (a)  36,125,614     973,983 (d)
LB UBS Commercial Mortgage Trust...................... 5.250% due 04/15/2037 (a)   1,120,000     936,504 (d)
LB UBS Commercial Mortgage Trust...................... 4.647% due 12/15/2036       1,000,000     933,300
Wachovia Bank Commercial Mortgage Trust............... 5.777% due 04/15/2047 (a)   2,000,000     916,756 (d)
Bear Stearns Commercial Mortgage Securities........... 5.155% due 10/12/2042       1,000,000     852,364 (d)
Prudential Securities Secured Financing Corp.......... 7.193% due 06/16/2031         796,038     814,530
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.752% due 05/15/2047 (a)   1,500,000     804,621 (d)
Washington Mutual Alternative Mortgage Pass-Through
  Certificates........................................ 3.766% due 01/25/2047       2,000,239     760,091 (c),(d)
Wachovia Bank Commercial Mortgage Trust............... 5.176% due 04/15/2042 (a)   1,000,000     706,329 (d)
GE Capital Commercial Mortgage Corp................... 5.198% due 06/10/2048 (a)   1,000,000     695,914
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.283% due 01/12/2039 (a)   1,000,000     622,168 (d)
Bear Stearns Commercial Mortgage Securities........... 5.628% due 12/11/2038 (a)   1,000,000     550,904 (d)
Commercial Mortgage Pass-Through Certificates......... 5.782% due 12/10/2046 (a)   1,000,000     536,030 (d)
PNC Mortgage Acceptance Corp.......................... 7.100% due 12/10/2032 (a)     500,000     501,769 (d)
Ansonia CDO Ltd....................................... 7.149% due 07/28/2046 (a)   1,000,000     379,804 (c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp. 5.619% due 07/15/2041 (a)     500,000     335,233 (d)
                                                                                             -----------
   Total Commercial Mortgage-Backed Securities
     (Cost $84,693,518)...............................                                        68,980,494
                                                                                             -----------

CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

                                                                                   Principal
                                                                                    Amount        Value
                                                                                   --------- ------------
CORPORATE BONDS (9.36%)
Prologis................................................. 5.250% due 11/15/2010    1,984,000    1,968,215
Prologis Trust........................................... 7.810% due 02/01/2015    1,500,000    1,666,155
AMB Property LP.......................................... 5.900% due 08/15/2013    1,000,000    1,035,101
Duke Realty LP........................................... 5.625% due 08/15/2011      914,000      920,687
DR Horton, Inc........................................... 4.875% due 01/15/2010      940,000      864,800
ERP Operating LP......................................... 7.125% due 10/15/2017      795,000      799,739
Federal Realty Investment Trust.......................... 5.400% due 12/01/2013      750,000      740,186
UDR, Inc................................................. 5.500% due 04/01/2014      750,000      727,696
AMB Property LP.......................................... 8.000% due 11/01/2010      500,000      549,426
Simon Property Group LP.................................. 7.375% due 06/15/2018      425,000      442,590
Highwoods Properties, Inc................................ 5.85% due 03/15/2017 (a)   300,000      268,520
                                                                                             ------------
   Total Corporate Bonds
     (Cost $10,149,494)..................................                                       9,983,115
                                                                                             ------------
MORTGAGE-BACKED SECURITIES (2.02%)
Federal Home Loan Mortgage Corporation................... 5.500% due 03/01/2023      670,003      682,270
Federal National Mortgage Association.................... 5.500% due 10/01/2032      664,480      674,959
Federal National Mortgage Association.................... 5.000% due 05/01/2018      569,417      578,459
Federal Home Loan Mortgage Corporation................... 6.000% due 11/01/2032      212,173      218,163
                                                                                             ------------
   Total Mortgage-Backed Securities
     (Cost $2,164,928)...................................                                       2,153,851
                                                                                             ------------
UNITED STATES GOVERNMENT AGENCIES &
  OBLIGATIONS (24.06%)
US Treasury Bond......................................... 4.250% due 11/15/2017    9,000,000    9,480,942
US Treasury Bond......................................... 4.500% due 05/15/2017    3,750,000    3,984,960
US Treasury Bond......................................... 4.750% due 08/15/2017    3,000,000    3,275,625
US Treasury Note......................................... 3.625% due 12/31/2012    3,000,000    3,109,218
Government National Mortgage Association................. 5.462% due 11/16/2045    1,290,249    1,091,930
Government National Mortgage Association................. 5.375% due 09/16/2044    1,266,699    1,087,719
Government National Mortgage Association................. 3.110% due 01/16/2019    1,102,818    1,081,622 (d)
Government National Mortgage Association................. 5.048% due 01/16/2045    1,271,790    1,028,037
Government National Mortgage Association................. 5.473% due 03/16/2046      630,780      520,308
Government National Mortgage Association................. 5.563% due 03/16/2044      615,644      517,613
Government National Mortgage Association................. 5.137% due 11/16/2045      626,605      493,573
                                                                                             ------------
   Total United States Government Agencies & Obligations
     (Cost $25,321,084)..................................                                      25,671,547
                                                                                             ------------
TOTAL SECURITIES (100.10%)
  (Cost $122,329,024) (b)................................                                     106,789,007
                                                                                             ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.10%)............                                        (107,509)
                                                                                             ------------
NET ASSETS (100.00%).....................................                                    $106,681,498
                                                                                             ============

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The value of these securities at January 31, 2008 was $46,576,343 or 43.66% of net assets.

(b) The cost for federal income tax purposes was $122,329,024. At January 31, 2008 net unrealized depreciation for all securities based on tax cost was $15,540,017. This consisted of aggregate gross unrealized appreciation for all securities of $2,419,816 and aggregate gross unrealized depreciation for all securities of $17,959,833.

(c) Illiquid security.

(d) Fair valued security. At January 31, 2008 fair valued securities represented 46.0% of the Fund's net assets.

    The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

Swap agreements outstanding at January 31, 2008:

                                                                                       Notional    Unrealized
Type                                                                                    Amount   (Depreciation)
----                                                                                  ---------- --------------
Pay a fixed rate equal to 4.474% and receive floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank
Effective date 05/26/05, Exp. 05/26/15............................................... 10,000,000   $(314,449)
Pay a fixed rate equal to 4.883% and receive floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15............................................... 10,000,000    (558,864)
                                                                                                   ---------
Total................................................................................              $(873,313)
                                                                                                   =========

Item 2. Controls and Procedures.

     (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 31, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    -------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Jerry Chang
    -----------------------------------
    Jerry Chang
    Chief Financial Officer

Date: March 31, 2008